UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-04101

Excelsior Tax Exempt Funds Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Group, Inc. One Financial Center Boston MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3750

Date of fiscal year end:	7/31

Date of reporting period:	7/01/2006 — 6/30/2007

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04101

Reporting Period: 07/01/2006 - 06/30/2007

Excelsior Tax Exempt Funds Inc

========== CALIFORNIA SHORT-INTERMEDIATE TERM TAX-EXEMPT INCOME FUND ===========

====================== INTERMEDIATE-TERM TAX-EXEMPT FUND =======================

========================== LONG-TERM TAX-EXEMPT FUND ===========================

BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09250C408

Meeting Date: AUG 15, 2006   Meeting Type: Special

Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Approve Investment Advisory Agreement     For       For        Management

================== NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND ==================

BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09250C408

Meeting Date: AUG 15, 2006   Meeting Type: Special

Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Approve Investment Advisory Agreement     For       For        Management

======================== NEW YORK TAX-EXEMPT MONEY FUND ========================

BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09250C408

Meeting Date: AUG 15, 2006   Meeting Type: Special

Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Approve Investment Advisory Agreement     For       For        Management

--------------------------------------------------------------------------------

DREYFUS FUNDS

Ticker:       DPASX          Security ID:  261930101

Meeting Date: MAR 1, 2007    Meeting Type: Special

Record Date:  DEC 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Approve Merger of Funds                   For       For        Management

==================== SHORT-TERM TAX-EXEMPT SECURITIES FUND =====================

BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09250C408

Meeting Date: AUG 15, 2006   Meeting Type: Special

Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Approve Investment Advisory Agreement     For       For        Management

============================ TAX-EXEMPT MONEY FUND =============================

BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09250C408

Meeting Date: AUG 15, 2006   Meeting Type: Special

Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Approve Investment Advisory Agreement     For       For        Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Tax Exempt Funds Inc.

By (Signature and Title)*	Christopher L. Wilson**
Christopher L. Wilson, President

Date	August 31, 2007

* Print the name and title of each signing officer under his or her signature.

/s/ J. Kevin Connaughton ***	August 31, 2007
** J. Kevin Connaughton
Attorney-in-fact **

*** Executed by J. Kevin Connaughton on behalf of Mr. Wilson pursuant to a Power of Attorney dated July 27, 2007 is filed herewith.

EXCELSIOR FUNDS, INC.

EXCELSIOR TAX-EXEMPT FUNDS, INC.

EXCELSIOR FUNDS TRUST

POWER OF ATTORNEY

The undersigned, being the President and principal executive officer of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., each a corporation organized under the laws of the State of Maryland, and of Excelsior Funds Trust, a statutory trust organized under the laws of the State of Delaware (each, the “Company” and collectively, the “Companies”), do hereby severally constitute and appoint J. Kevin Connaughton, James Bordewick, Jr., Peter Fariel, Ryan Larrenaga, Julie Lyman, Nicholas Kolokithas, Michael Clarke, Jeffrey Coleman, Joseph DiMaria, Steven Welsh, Barry Finkle, and Tim Levin, and each of them singly, my true and lawful attorneys (each, an “Attorney-in-Fact”), with full power to them and each of them, for me and in my name and the capacity listed below: i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Investment Company Act of 1940, and the Securities Act of 1933 (together the “Acts”), and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any Company Registration Statement on Form N-1A or Form N-14 pursuant to the Acts, and any and all amendments thereto; and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, the Company. The undersigned grants unto each said Attorney-in-Fact, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS WHEREOF, the undersigned has hereunto set his hand on this 27th day of July, 2007.

SIGNATURE	TITLE

/s/ Christopher L. Wilson	President and principal executive officer
Christopher L. Wilson